Net trading income (Table)	12 Months Ended
Dec. 31, 2022
Trading income (expense) [abstract]
Net trading income

	2022	2021	2020
	£m	£m	£m
Net gains on financial instruments held for trading	5,603	3,999	5,392
Net gains on financial instruments designated at fair value	501	682	695
Net gains on financial instruments mandatorily at fair value	1,520	1,107	989
Net trading income	7,624	5,788	7,076